Loss per share (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	8,869,633	8,869,633
RSU Outstanding [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	54,952	88,084
RSU Vested [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	115,820	29,253
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	5,000	5,000
Share options [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	1,482,628	2,128,554